Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, Comprehensive Income (Topic 220), which provides that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in equity. The ASU does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This requirement is effective for fiscal years and interim periods beginning after December 15, 2011 for the Company. The accompanying consolidated financial statements include a consolidated statement of comprehensive income/(loss) for each of the three years in the period ended December 31, 2011.

The FASB recently issued ASU Update No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. The amendments are being made to allow the FASB time to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (ASC 820), which clarifies Topic 820, but also includes some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Finance Reporting Standards (“IFRS”). This is effective for periods beginning after December 15, 2011 for the Company. The Company does not expect a material impact on its consolidated financial position, results of operations, or cash flows as a result of this new guidance.

In December 2010, the FASB issued ASU No. 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations (ASU 2010-29), which addresses diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in ASU 2010-29 specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments in ASU 2010-29 also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The Company adopted the requirements of in ASU 2010-29, which were effective prospectively for the Company’s business combinations occurring during the year ended December 31, 2011. See Note 3, Real Estate Owned, for these disclosures.

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements an amendment to ASC Topic 820, Fair Value Measurements and Disclosures (ASU 2010-06). This amendment provides for more robust disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements, and (4) the transfers between Levels 1, 2, and 3. With the exception for the requirement to disclose activity in Level 3 fair value measurements, which include purchases, sales, issuances and settlements in the rollforward activity, ASU 2010-06 was effective for the Company for our fiscal year beginning in January 1, 2010. Disclosures of rollforward activity in Level 3 fair value measurements was effective for the Company for the interim periods within and for the fiscal year beginning in January 1, 2011, and did not have a material impact on our consolidated financial position, results of operations or cash flows during the year ended December 31, 2011.

Real estate

Real estate assets held for investment are carried at historical cost and consist of land, buildings and improvements, furniture, fixtures and equipment and other costs incurred during their development, acquisition and redevelopment.

Expenditures for ordinary repair and maintenance costs are charged to expense as incurred. Expenditures for improvements, renovations, and replacements related to the acquisition and/or improvement of real estate assets are capitalized and depreciated over their estimated useful lives if the expenditures qualify as a betterment or the life of the related asset will be substantially extended beyond the original life expectancy.

UDR purchases real estate investment properties and records the tangible and identifiable intangible assets and liabilities acquired based on their estimated fair value. The primary, although not only, identifiable intangible asset associated with our portfolio is the value of existing lease agreements. When recording the acquisition of a community, we first assign fair value to the estimated intangible value of the existing lease agreements and then to the estimated value of the land, building and fixtures assuming the community is vacant. The Company estimates the intangible value of the lease agreements by determining the lost revenue associated with a hypothetical lease-up. Depreciation on the building is based on the expected useful life of the asset and the in-place leases are amortized over their remaining average contractual life. Property acquisition costs are expensed as incurred.

Quarterly or when changes in circumstances warrant, UDR will assess our real estate portfolio for indicators of impairment. In determining whether the Company has indicators of impairment in our real estate assets, we assess whether the long-lived asset’s carrying value exceeds the community’s undiscounted future cash flows, which is representative of projected net operating income (“NOI”) plus the residual value of the community. Our future cash flow estimates are based upon historical results adjusted to reflect our best estimate of future market and operating conditions and our estimated holding periods. If such indicators of impairment are present and the carrying value exceeds the undiscounted cash flows of the community, an impairment loss is recognized equal to the excess of the carrying amount of the asset over its estimated fair value. Our estimates of fair market value represent our best estimate based primarily upon unobservable inputs related to rental rates, operating costs, growth rates, discount rates, capitalization rates, industry trends and reference to market rates and transactions.

For long-lived assets to be disposed of, impairment losses are recognized when the fair value of the asset less estimated cost to sell is less than the carrying value of the asset. Properties classified as real estate held for sale generally represent properties that are actively marketed or contracted for sale with the closing expected to occur within the next twelve months. Real estate held for sale is carried at the lower of cost, net of accumulated depreciation, or fair value, less the cost to sell, determined on an asset-by-asset basis. Expenditures for ordinary repair and maintenance costs on held for sale properties are charged to expense as incurred. Expenditures for improvements, renovations, and replacements related to held for sale properties are capitalized at cost. Depreciation is not recorded on real estate held for sale.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets which are 35 years for buildings, 10 to 35 years for major improvements, and 3 to 10 years for furniture, fixtures, equipment, and other assets. As of December 31, 2011 and 2010, the amount of our net intangible assets which are reflected in “Other assets” was $21.4 million and $13.3 million, respectively. As of December 31, 2011 and 2010, the amount of our net intangible liabilities which are reflected in “Accounts payable, accrued expenses, and other liabilities” was $5.9 million and $3.9 million in our Consolidated Balance Sheets. The balances are being amortized over the remaining life of the respective intangible.

All development projects and related costs are capitalized and reported on the Consolidated Balance Sheets as “Real estate under development”. As each building in a project is completed and becomes available for lease-up, the Company ceases capitalization and the assets are depreciated over their estimated useful life. The costs of development projects which include interest, real estate taxes, insurance, and allocated development overhead related to support costs for personnel working directly on the development site are capitalized during the construction period. During the years ended 2011, 2010, and 2009, total interest capitalized was $13.0 million, $12.5 million, and $16.9 million, respectively.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits with financial institutions and short-term, highly liquid investments. We consider all highly liquid investments with maturities of three months or less when purchased to be cash equivalents. The majority of the Company’s cash and cash equivalents are held at major commercial banks.

Restricted cash

Restricted cash consists of escrow deposits held by lenders for real estate taxes, insurance and replacement reserves, and security deposits.

Marketable Securities

Marketable securities represented common stock in a publicly held company and were classified as “available-for-sale”. At December 31, 2010, the marketable securities were carried at an estimated fair value of $3.9 million, which consisted of a cost of $374,000 and gross unrealized gains of $3.5 million that was reported as a component of stockholders’ equity.

During the year ended December 31, 2011, the Company sold the marketable securities for $3.5 million, resulting in a gross realized gain of $3.1 million, which is included in “Other Income” on the Consolidated Statements of Operations. The cost of securities sold was based on the specific identification method. As a result of the sale, unrealized gains of $3.5 million were reclassified out of accumulated other comprehensive income/(loss) into earnings during the year ended December 31, 2011.

During the year ended December 31, 2010, the Company sold previously held corporate debt securities, which were classified as “available-for-sale”. Proceeds from the sale of these securities were $39.5 million, resulting in gross realized gains of $4.7 million. These gains are included in “Other income” in the Consolidated Statements of Operations. The amortization of any discount and interest income on these securities are also included in “Other Income” on the Consolidated Statements of Operations for the year ended December 31, 2010 and 2009.

Investment in joint ventures

We use the equity method to account for investments that qualify as variable interest entities where we are not the primary beneficiary and entities that we do not control or where we do not own a majority of the economic interest but have the ability to exercise significant influence over the operating and financial policies of the investee. Throughout these financial statements we use the term “joint venture” when referring to investments in entities in which we do not have a 100% ownership interest. The Company also uses the equity method when we function as the managing member and our joint venture partner has substantive participating rights or where we can be replaced by our joint venture partner as managing member without cause. For a joint venture accounted for under the equity method, our share of net earnings or losses is reflected as income/loss when earned/incurred and distributions are credited against our investment in the joint venture as received.

In determining whether a joint venture is a variable interest entity, the Company considers: the form of our ownership interest and legal structure; the size of our investment; the financing structure of the entity, including necessity of subordinated debt; estimates of future cash flows; ours and our partner’s ability to participate in the decision making related to acquisitions, disposition, budgeting and financing of the entity; obligation to absorb losses and preferential returns; nature of our partner’s primary operations; and the degree, if any, of disproportionally between the economic and voting interests of the entity. As of December 31, 2011, the Company did not assess any of our joint ventures as variable interest entities where UDR was the primary beneficiary.

We evaluate our investments in unconsolidated joint ventures for events or changes in circumstances that indicate there may be an other-than-temporary decline in value. We consider various factors to determine if a decrease in the value of the investment is other-than-temporary. These factors include, but are not limited to, age of the venture, our intent and ability to retain our investment in the entity, the financial condition and long-term prospects of the entity, the fair value of the property of the joint venture, and the relationships with the other joint venture partners and its lenders. The amount of loss recognized is the excess of the investment’s carrying amount over its estimated fair value. If we believe that the decline in fair value is temporary, no impairment is recorded. The aforementioned factors are taken into consideration as a whole by management in determining the valuation of our equity method investments. Should the actual results differ from management’s judgment, the valuation could be negatively affected and may result in a negative impact to our Consolidated Financial Statements.

Derivative financial instruments

The Company utilizes derivative financial instruments to manage interest rate risk and generally designates these financial instruments as cash flow hedges. Derivative financial instruments are recorded on our Consolidated Balance Sheets as either an asset or liability and measured quarterly at their fair value. The changes in fair value for cash flow hedges that are deemed effective are reflected in other comprehensive income and for non-designated derivative financial instruments in earnings. The ineffective component of cash flow hedges, if any, is recorded in earnings.

Redeemable noncontrolling interests in the Operating Partnership

Interests in the Operating Partnership held by limited partners are represented by Operating Partnership units (“OP Units”). Income is allocated to holders of OP Units based upon net income available to common stockholders and the weighted average number of OP Units outstanding to total common shares plus OP Units outstanding during the period. Capital contributions, distributions, and profits and losses are allocated to non-controlling interests in accordance with the terms of the individual partnership agreements.

Limited partners have the right to require the Operating Partnership to redeem all or a portion of the OP Units held by the limited partner at a redemption price equal to and in the form of the Cash Amount (as defined in the limited partnership agreement of the Operating Partnership (the “Partnership Agreement”)), provided that such OP Units have been outstanding for at least one year. UDR, as the general partner of the Operating Partnership may, in its sole discretion, purchase the OP Units by paying to the limited partner either the Cash Amount or the REIT Share Amount (generally one share of Common Stock of the Company for each OP Unit), as defined in the Partnership Agreement. Accordingly, the Company records the OP Units outside of permanent equity and reports the OP Units at their redemption value, equivalent to the fair value of a share of UDR common stock, at each balance sheet date.

Revenue and real estate sales gain recognition

Rental income related to leases is recognized on an accrual basis when due from residents in accordance with FASB ASC 840, Leases and SEC Staff Accounting Bulletin No. 104, “Revenue Recognition”. Rental payments are generally due on a monthly basis and recognized when earned. The Company recognizes interest income, management and other fees and incentives when earned, fixed and determinable.

The Company accounts for sales of real estate in accordance with FASB ASC 360-20, Real Estate Sales. For sale transactions meeting the requirements for full accrual profit recognition, such as the Company no longer having continuing involvement in the property, we remove the related assets and liabilities from our Consolidated Balance Sheets and record the gain or loss in the period the transaction closes. For sale transactions that do not meet the full accrual sale criteria due to our continuing involvement, we evaluate the nature of the continuing involvement and account for the transaction under an alternate method of accounting.

Sales to entities in which we retain or otherwise own an interest are accounted for as partial sales. If all other requirements for recognizing profit under the full accrual method have been satisfied and no other forms of continuing involvement are present, we recognize profit proportionate to the outside interest in the buyer and defer the gain on the interest we retain. The Company recognizes any deferred gain when the property is sold to a third party. In transactions accounted by us as partial sales, we determine if the buyer of the majority equity interest in the venture was provided a preference as to cash flows in either an operating or a capital waterfall. If a cash flow preference has been provided, we recognize profit only to the extent that proceeds from the sale of the majority equity interest exceed costs related to the entire property.

Income taxes

UDR is operated as, and elects to be taxed as a REIT. Generally, a REIT complies with the provisions of the Internal Revenue Code if it meets certain requirements concerning its income and assets, as well as if it distributes at least 90% of its REIT taxable income to its stockholders and will not be subject to U.S. federal income taxes if it distributes at least 100% of its income. Accordingly, no provision has been made for federal income taxes of the REIT. UDR is subject to certain state and local excise or franchise taxes, for which provision has been made. If we fail to qualify as a REIT in any taxable year, our taxable income will be subject to United States Federal income tax at regular corporate rates (including any applicable alternative minimum tax). Even if we qualify as a REIT, we may be subject to certain state and local income taxes and to United States Federal income tax. We also will be required to pay a 100% tax on non-arms length transactions between us and a taxable REIT subsidiary and on any net income from sales of property that the IRS successfully asserts was property held for sale to customers in the ordinary course.

UDR elected for certain consolidated subsidiaries to be treated as Taxable REIT Subsidiaries (“TRS”) relating to the Company’s development activities. Income taxes for our TRS are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities from a change in tax rate is recognized in earnings in the period of the enactment date.

Discontinued operations

For properties accounted for under FASB ASC 360, Property, Plant and Equipment (“Topic 360”), the results of operations for those properties sold during the year or classified as held-for-sale at the end of the current year are classified as discontinued operations in the current and prior periods pursuant to FASB ASC 205-20, Presentation of Financial Statements – Discontinued Operations (“Topic 205-20”). Further, to meet the discontinued operations criteria, the Company will not have any significant continuing involvement in the ownership or operation of the property after the sale or disposition. Once a property is classified as held-for-sale, depreciation is no longer recorded. However, if the Company determines that the property no longer meets the criteria for held-for-sale, the Company will recapture any unrecorded depreciation on the property. (See Note 4, Discontinued Operations for further discussion).

Earnings per share

Basic earnings per Common Share is computed based upon the weighted average number of Common Shares outstanding during the year. Diluted earnings per Common Share is computed based upon Common Shares outstanding plus the effect of dilutive stock options and other potentially dilutive Common Stock equivalents. The dilutive effect of OP units, stock options and other potentially dilutive Common Stock equivalents is determined using the treasury stock method based on UDR’s average stock price.

The following table sets forth the computation of basic and diluted earning per share (dollars in thousands, except per share amounts):

	Years Ended December 31,
	2011	2010	2009
Numerator for earnings per share - basic and diluted:
Net income/(loss) attributable to common stockholders	$10,537	$(112,362)	$(95,858)

Denominator for earnings per share - basic and diluted:
Weighted average common shares outstanding	202,573	167,365	150,067
Non-vested restricted stock awards	(1,279)	(1,508)	(977)

Denominator for basic and diluted earnings per share	201,294	165,857	149,090

Net income/(loss) attributable to common stockholders - basic and diluted	$0.05	$(0.68)	$(0.64)

The effect of the conversion of the OP Units, convertible Preferred Stock, convertible debt, stock options, and restricted stock is not dilutive and is therefore not included in the above calculations as the Company reported a loss from continuing operations for the years ended December 31, 2011, 2010, 2009.

If the operating partnership units were converted to Common Stock, the additional shares of Common Stock outstanding for the years ended December 31, 2011, 2010, and 2009 would be 7,601,693; 5,711,275; and 6,705,624 weighted average Common Shares, respectively.

If the convertible Preferred Stock were converted to Common Stock, the additional shares of Common Stock outstanding would be 3,035,548 weighted average Common Shares for the years ended December 31, 2011, 2010 and 2009.

If the stock options and unvested restricted stock were converted to Common Stock, the additional weighted average Common Shares outstanding using the treasury stock method for the three years ended December 31, 2011, 2010, and 2009 would be 2,154,739; 2,296,097; and 729,592 weighted average Common Shares, respectively.

Stock-based employee compensation plans

UDR accounts for its stock-based employee compensation plans in accordance with FASB ASC 718, Compensation- Stock Compensation. This standard requires an entity to measure the cost of employee services received in exchange for an award of an equity instrument based on the award’s fair value on the grant date and recognize the cost over the period during which the employee is required to provide service in exchange for the award, which is generally the vesting period. The fair value for stock options issued by the Company is calculated utilizing the Black-Scholes-Merton formula. For performance based awards, the Company remeasures the fair value each balance sheet date with adjustments made on a cumulative basis until the award is settled and the final compensation is known.

Advertising costs

All advertising costs are expensed as incurred and reported on the Consolidated Statements of Operations within the line item “Administrative and marketing”. During 2011, 2010, and 2009, total advertising expense was $5.4 million, $6.4 million, and $5.7 million, respectively.

Cost of raising capital

Costs incurred in connection with the issuance of equity securities are deducted from stockholders’ equity. Costs incurred in connection with the issuance or renewal of debt are subject to the provisions of FASB ASC 470-50, Debt Modification and Extinguishment. Accordingly, if the terms of the renewed or modified debt instrument are deemed to be substantially different (i.e. a 10 percent or greater difference in the cash flows between instruments), all unamortized financing costs associated with the extinguished debt are charged to earnings in the current period. When the cash flows are not substantially different, the costs associated with the renewal or modification are capitalized and amortized into interest expense over the remaining term of the related debt instrument and other related costs are expensed. The balance of any unamortized financing costs associated with retired debt is expensed upon retirement. Deferred financing costs for new debt instruments include fees and costs incurred by the Company to obtain financing. Deferred financing costs are generally amortized on a straight-line basis, which approximates the effective interest method, over a period not to exceed the term of the related debt.

Comprehensive income

Comprehensive income, which is defined as all changes in equity during each period except for those resulting from investments by or distributions to stockholders, is displayed in the accompanying Consolidated Statements of Comprehensive Income/(Loss). For each of the three years ended December 31, 2011, 2010, and 2009 other comprehensive income/(loss) consisted of the change in fair value of marketable securities, the change in the fair value of effective cash flow hedges, and the allocation of other comprehensive income/(loss) to redeemable non-controlling interests.

Use of estimates

The preparation of these financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the dates of the financial statements and the amounts of revenues and expenses during the reporting periods. Actual amounts realized or paid could differ from those estimates.

Reclassifications

Certain previously reported amounts have been reclassified to conform to the current financial statement presentation.

Market concentration risk

The Company is subject to increased exposure from economic and other competitive factors specific to markets where the Company holds a significant percentage of the carrying value of its real estate portfolio. At December 31, 2011, the Company held greater than 10% of the carrying value of its real estate portfolio in the Orange County, California; Metropolitan DC; and New York, New York markets.

United Dominion Realty L.P
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, Comprehensive Income (Topic 220), which provides that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the consolidated statement of changes in capital. The ASU does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This requirement is effective for fiscal years and interim periods beginning after December 15, 2011 for the Operating Partnership. The accompanying consolidated financial statements include a consolidated statement of comprehensive income/(loss) for each of the three years in the period ended December 31, 2011.

The FASB recently issued ASU Update No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. The amendments are being made to allow the FASB time to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (ASC 820), which clarifies Topic 820, but also includes some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. This is effective for periods beginning after December 15, 2011 for the Operating Partnership. The Operating Partnership does not expect a material impact on its consolidated financial position, results of operations, or cash flows as a result of this new guidance.

In December 2010, the FASB issued ASU No. 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations (ASU 2010-29), which addresses diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in ASU 2010-29 specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments in ASU 2010-29 also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The Operating Partnership adopted the requirements of ASU 2010-29, which were effective prospectively for the Operating Partnership’s business combinations occurring during the year ended December 31, 2011. See Note 3, Real Estate Owned, for these disclosures.

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements an amendment to ASC Topic 820, Fair Value Measurements and Disclosures (ASU 2010-06). This amendment provides for more robust disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements, and (4) the transfers between Levels 1, 2, and 3. With the exception for the requirement to disclose activity in Level 3 fair value measurements, which include purchases, sales, issuances and settlements in the rollforward activity, ASU 2010-06 was effective for the Operating Partnership for our fiscal year beginning in January 1, 2010. Disclosures of rollforward activity in Level 3 fair value measurements was effective for the Operating Partnership for the interim periods within and for the fiscal year beginning in January 1, 2011, and did not have a material impact on our consolidated financial position, results of operations or cash flows during the year ended December 31, 2011.

Real estate

Real estate assets held for investment are carried at historical cost and consist of land, buildings and improvements, furniture, fixtures and equipment and other costs incurred during their development, acquisition and redevelopment.

Expenditures for ordinary repair and maintenance costs are charged to expense as incurred. Expenditures for improvements, renovations, and replacements related to the acquisition and/or improvement of real estate assets are capitalized and depreciated over their estimated useful lives if the expenditures qualify as a betterment or the life of the related asset will be substantially extended beyond the original life expectancy.

The Operating Partnership purchases real estate investment properties and records the tangible and identifiable intangible assets and liabilities acquired based on their estimated fair value. The primary, although not only, identifiable intangible asset associated with our portfolio is the value of existing lease agreements. When recording the acquisition of a community, we first assign fair value to the estimated intangible value of the existing lease agreements and then to the estimated value of the land, building and fixtures assuming the community is vacant. The Operating Partnership estimates the intangible value of the lease agreements by determining the lost revenue associated with a hypothetical lease-up. Depreciation on the building is based on the expected useful life of the asset and the in-place leases are amortized over their remaining average contractual life. Property acquisition costs are expensed as incurred.

Quarterly or when changes in circumstances warrant, the Operating Partnership will assess our real estate portfolio for indicators of impairment. In determining whether the Operating Partnership has indicators of impairment in our real estate assets, we assess whether the long-lived asset’s carrying value exceeds the community’s undiscounted future cash flows, which is representative of projected net operating income (“NOI”) plus the residual value of the community. Our future cash flow estimates are based upon historical results adjusted to reflect our best estimate of future market and operating conditions and our estimated holding periods. If such indicators of impairment are present and the carrying value exceeds the undiscounted cash flows of the community, an impairment loss is recognized equal to the excess of the carrying amount of the asset over its estimated fair value. Our estimates of fair market value represent our best estimate based primarily upon unobservable inputs related to rental rates, operating costs, growth rates, discount rates and capitalization rates, industry trends and reference to market rates and transactions.

For long-lived assets to be disposed of, impairment losses are recognized when the fair value of the asset less estimated cost to sell is less than the carrying value of the asset. Properties classified as real estate held for sale generally represent properties that are actively marketed or contracted for sale with the closing expected to occur within the next twelve months. Real estate held for sale is carried at the lower of cost, net of accumulated depreciation, or fair value, less the cost to sell, determined on an asset-by-asset basis. Expenditures for ordinary repair and maintenance costs on held for sale properties are charged to expense as incurred. Expenditures for improvements, renovations, and replacements related to held for sale properties are capitalized at cost. Depreciation is not recorded on real estate held for sale.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets which are 35 years for buildings, 10 to 35 years for major improvements, and 3 to 10 years for furniture, fixtures, equipment, and other assets. As of December 31, 2011 and 2010, the amount of our net intangible assets which are reflected in “Other assets” was $15.7 million and $4.1 million, respectively. As of December 31, 2011 and 2010, the amount of our net intangible liabilities which are reflected in “Accounts payable, accrued expenses, and other liabilities” was $4.3 million and $3.3 million in our Consolidated Balance Sheets. The balances are being amortized over the remaining life of the respective intangible.

All development and redevelopment projects and related costs are capitalized during periods in which activities necessary to get the property ready for its intended use are in progress. As each building in a project is completed and becomes available for lease-up, the Operating Partnership ceases capitalization and the assets are depreciated over their estimated useful lives. The costs of projects which include interest, real estate taxes, insurance, and allocated development overhead related to support costs for personnel working directly on the development site are capitalized during the construction period. During 2011, 2010, and 2009, total interest capitalized pertaining to redevelopment projects and land held for future development was $1.8 million, $1.3 million, and $444,000, respectively.

Cash, cash equivalents and restricted cash

Cash and cash equivalents consist of cash on hand and demand deposits with financial institutions. Restricted cash consists of escrow deposits held by lenders for real estate taxes, insurance and replacement reserves, and security deposits.

Derivative financial instruments

The General Partner utilizes derivative financial instruments to manage interest rate risk and generally designates these financial instruments as cash flow hedges. Derivative financial instruments associated with the Operating Partnership’s allocation of the General Partner’s debt are recorded on our Consolidated Balance Sheets as either an asset or liability and measured quarterly at their fair value. The changes in fair value for the General Partner’s cash flow hedges allocated to the Operating Partnership that are deemed effective are reflected in other comprehensive income and for non-designated derivative financial instruments in earnings. The ineffective component of cash flow hedges, if any, is recorded in earnings.

Non-controlling interests

The noncontrolling interests represent the General Partner’s interests in certain consolidated subsidiaries and are presented in the capital section of the consolidated balance sheets since these interests are not convertible or redeemable into any other ownership interests of the Operating Partnership.

Revenue and real estate sales gain recognition

Rental income related to leases is recognized on an accrual basis when due from residents in accordance with FASB ASC 840, Leases and SEC Staff Accounting Bulletin No. 104, “Revenue Recognition”. Rental payments are generally due on a monthly basis and recognized when earned. The Operating Partnership recognizes interest income, management and other fees and incentives when earned, fixed and determinable.

The Operating Partnership accounts for sales of real estate in accordance with FASB ASC 360-20, Real Estate Sales. For sale transactions meeting the requirements for full accrual profit recognition, such as the Operating Partnership no longer having continuing involvement in the property, we remove the related assets and liabilities from our Consolidated Balance Sheets and record the gain or loss in the period the transaction closes. For sale transactions that do not meet the full accrual sale criteria due to our continuing involvement, we evaluate the nature of the continuing involvement and account for the transaction under an alternate method of accounting.

Sales to entities in which we or our General Partner retain or otherwise own an interest are accounted for as partial sales. If all other requirements for recognizing profit under the full accrual method have been satisfied and no other forms of continuing involvement are present, we recognize profit proportionate to the outside interest in the buyer and defer the gain on the interest we or our General Partner retain. The Operating Partnership recognizes any deferred gain when the property is sold to a third party. In transactions accounted by us as partial sales, we determine if the buyer of the majority equity interest in the venture was provided a preference as to cash flows in either an operating or a capital waterfall. If a cash flow preference has been provided, we recognize profit only to the extent that proceeds from the sale of the majority equity interest exceed costs related to the entire property.

Discontinued operations

For properties accounted for under FASB ASC 360, Property, Plant and Equipment (“Topic 360”), the results of operations for those properties sold during the year or classified as held-for-sale at the end of the current year are classified as discontinued operations in the current and prior periods. Further, to meet the discontinued operations criteria, the Operating Partnership or related parties will not have any significant continuing involvement in the ownership or operation of the property after the sale or disposition. Once a property is classified as held-for-sale, depreciation is no longer recorded. However, if the Operating Partnership determines that the property no longer meets the criteria for held-for-sale, the Company will recapture any unrecorded depreciation on the property (see Note 4, Discontinued Operations for further discussion).

Earnings per Operating Partnership Unit

Basic earnings per OP Unit is computed by dividing net (loss)/income attributable to general and limited partner unitholders by the weighted average number of general and limited partner units (including redeemable OP Units) outstanding during the year. Diluted earnings per OP Unit reflects the potential dilution that could occur if securities or other contracts to issue OP Units were exercised or converted into OP Units or resulted in the issuance of OP Units and then shared in the earnings of the Operating Partnership. For the years ended December 31, 2011, 2010, and 2009, there were no dilutive instruments, and therefore, diluted earnings per OP Unit and basic earnings per OP Unit are the same. See Note 9, Capital Structure, for further discussion on redemption rights of OP Units.

Allocation of General and Administrative Expenses

The Operating Partnership is charged directly for general and administrative expenses it incurs. The Operating Partnership is also charged with other general and administrative expenses that have been allocated by the General Partner to each of its subsidiaries, including the Operating Partnership, based on each subsidiary’s pro-rata portion of UDR’s total apartment homes. (See Note 6, Related Party Transactions.)

Income taxes

The taxable income or loss of the Operating Partnership is reported on the tax returns of the partners. Accordingly, no provision has been made in the accompanying financial statements for federal or state income taxes on income that is passed through to the partners. However, any state or local revenue, excise or franchise taxes that result from the operating activities of the Operating Partnership are recorded at the entity level. The Operating Partnership’s tax returns are subject to examination by federal and state taxing authorities. Net income for financial reporting purposes differs from the net income for income tax reporting purposes primarily due to temporary differences, principally real estate depreciation and the tax deferral of certain gains on property sales. The differences in depreciation result from differences in the book and tax basis of certain real estate assets and the differences in the methods of depreciation and lives of the real estate assets.

The Operating Partnership follows the accounting guidance within ASC Topic 740, Income Taxes, with respect to how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The guidance requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Operating Partnership’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management of the Operating Partnership is required to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which include federal and certain states. The Operating Partnership has no examinations in progress and none are expected at this time.

Management of the Operating Partnership has reviewed all open tax years (2008- 2010) and major jurisdictions, and concluded there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

Advertising costs

All advertising costs are expensed as incurred and reported on the Consolidated Statements of Operations within the line item “Administrative and marketing”. During 2011, 2010, and 2009, total advertising expense from continuing and discontinued operations was $2.5 million, $2.3 million, and $2.4 million, respectively.

Comprehensive income

Comprehensive income, which is defined as all changes in capital during each period except for those resulting from investments by or distributions to partners, is displayed in the accompanying Consolidated Statements of Comprehensive Income/(Loss). For the three years ended December 31, 2011, other comprehensive income/(loss) consisted of the change in the fair value of the General Partner’s effective cash flow hedges that are allocated to the Operating Partnership.

Use of estimates

The preparation of these financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the dates of the financial statements and the amounts of revenues and expenses during the reporting periods. Actual amounts realized or paid could differ from those estimates.

Reclassifications

Certain previously reported amounts have been reclassified to conform to the current financial statement presentation.

Market concentration risk

The Operating Partnership is subject to increased exposure from economic and other competitive factors specific to markets where it holds a significant percentage of the carrying value of its real estate portfolio. At December 31, 2011, the Operating Partnership held greater than 10% of the carrying value of its real estate portfolio in the Orange County, California; San Francisco, California; Metropolitan DC; and New York, New York markets.